ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES
Accrued expenses consisted of the following:

	December 31, 2017	December 31, 2016
Inventory-related accruals	$1,132,410	$810,027
Inventory intermediation arrangements	244,287	225,524
Accrued transportation costs	83,800	89,830
Excise and sales tax payable	118,515	86,046
Renewable energy credit and emissions obligations	26,231	70,158
Accrued utilities	42,189	44,190
Accrued refinery maintenance and support costs	35,674	28,670
Accrued construction in progress	18,765	35,149
Accrued interest	23,419	34,964
Accrued salaries and benefits	58,589	17,466
Environmental liabilities	8,289	9,434
Customer deposits	16,133	9,215
Other	16,093	17,573
	$1,824,394	$1,478,246

The Company has the obligation to repurchase certain intermediates and finished products that are held in the Company’s refinery storage tanks at the Delaware City and Paulsboro refineries in accordance with the A&R Intermediation Agreements with J. Aron. As of December 31, 2017, a liability is recognized for the inventory intermediation arrangements and is recorded at market price for the J. Aron owned inventory held in the Company’s storage tanks under the A&R Intermediation Agreements, with any change in the market price being recorded in Cost of products and other.

The Company is subject to obligations to purchase Renewable Identification Numbers (“RINs”) required to comply with the Renewable Fuels Standard. The Company’s overall RINs obligation is based on a percentage of domestic shipments of on-road fuels as established by the Environmental Protection Agency (“EPA”). To the degree the Company is unable to blend the required amount of biofuels to satisfy our RINs obligation, RINs must be purchased on the open market to avoid penalties and fines. The Company records its RINs obligation on a net basis in Accrued expenses when its RINs liability is greater than the amount of RINs earned and purchased in a given period and in Prepaid and other current assets when the amount of RINs earned and purchased is greater than the RINs liability. In addition, the Company is subject to obligations to comply with federal and state legislative and regulatory measures to address environmental compliance and greenhouse gas and other emissions, including Assembly Bill 32 (“AB32”) in California. These requirements include incremental costs to operate and maintain our facilities as well as to implement and manage new emission controls and programs, which have contributed to the increase in accrued environmental liabilities and emission obligations following the Torrance Acquisition. Renewable energy credit and emissions obligations fluctuate with the volume of applicable product sales and timing of credit purchases.